Leases (Details 1) $ in Thousands	Dec. 31, 2022 USD ($)
Leases
2023	$ 805
2024	750
2025	694
2026	577
2027	528
Thereafter	2,418
Total	5,727
Less: imputed interest	(542)
Operating lease liability	$ 5,185